INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other financial assets (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Current
Other financial assets-Current	$ 889,393	$ 11,695,528
Non-current
Other financial assets - Non-current	444,530	634,553
US Treasury bills
Current
Other financial assets-Current		1,993,668
Mutual funds
Current
Other financial assets-Current		6,658,805
Shares Of Moolec Science S.a.
Current
Other financial assets-Current	779,100	1,530,375
Other investments
Current
Other financial assets-Current	110,293	1,512,680
Non-current
Other financial assets - Non-current	117	190,080
Shares of Bioceres Group PLC.
Non-current
Other financial assets - Non-current	$ 444,413	$ 444,473